GOODWILL	12 Months Ended
Dec. 31, 2014
GOODWILL [Abstract]
GOODWILL

NOTE      GOODWILL
10:-

                   Changes in goodwill for the years ended December 31, 2014 and 2013, by reporting units are as follows:

	Syneron	LI	RBT	THB	CT	Total

As of December 31, 2012	$14,935	$3,078	$2,528	$4,678	$-	$25,219

Acquisitions and others	386	49	-	-	-	435
Deconsolidation of subsidiary	-	-	-	(4,678)	-	(4,678)

As of December 31, 2013	15,321	3,127	2,528	-	-	20,976

Acquisitions and others	-	57	-	-	5,437	5,494
Impairment	-		(1,185)			(1,185)

As of December 31, 2014	15,321	3,184	1,343	-	5,437	25,285